Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total	Total shareholders' equity	Common shares	Additional paid-in capital	Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests	Bank
Balance at Dec. 31, 2016		SFr 42,311	SFr 41,897	SFr 84	SFr 32,131	SFr 25,954	SFr 0	SFr (16,272)	SFr 414
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(163)							(163)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		65							65
Net income/(loss)		(948)	(983)			(983)			35
Total other comprehensive income/(loss), net of tax		(2,473)	(2,466)					(2,466)	(7)	SFr (2,726)
Issuance of common shares		5,213	5,213	18	5,195
Sale of treasury shares		12,034	12,034		1		12,033
Repurchase of treasury shares		(12,757)	(12,757)				(12,757)
Share-based compensation, net of tax		657	657		36		621
Financial instruments indexed to own shares		19	19		19
Dividends paid		(1,550)	(1,546)
Dividends paid out of reserves from capital contributions					(1,546)
Cash dividends paid to noncontrolling interest holders									(4)
Change in scope of consolidation, net		(41)							(41)
Other		(180)	(168)		(168)				(12)
Balance at Dec. 31, 2017		42,189	41,902	102	35,668	24,973	(103)	(18,738)	287
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		2	2			2
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(69)							(69)
Sale of subsidiary shares to noncontrolling interests, changing ownership			2		2				(2)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		30							30
Net income/(loss)		2,011	2,024			2,024			(13)
Total other comprehensive income/(loss), net of tax		776	778					778	(2)	1,117
Sale of treasury shares		11,693	11,693		(28)		11,721
Repurchase of treasury shares		(12,441)	(12,441)				(12,441)
Share-based compensation, net of tax		642	642		(120)		762
Financial instruments indexed to own shares		28	28		28
Dividends paid		(666)	(661)
Dividends paid out of reserves from capital contributions					(661)
Cash dividends paid to noncontrolling interest holders									(5)
Change in scope of consolidation, net		(129)							(129)
Balance at Dec. 31, 2018		44,019	43,922	102	34,889	26,973	(61)	(17,981)	97	45,994
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		(45)	(45)			(24)		(21)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(103)							(103)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	74							74
Net income/(loss)		3,425	3,419			3,419			6
Total other comprehensive income/(loss), net of tax		(2,222)	(2,224)					(2,224)	2	(2,649)
Sale of treasury shares		9,624	9,624		11		9,613
Repurchase of treasury shares		(11,536)	(11,536)				(11,536)
Share-based compensation, net of tax		834	834		334		500
Financial instruments indexed to own shares	[3]	122	122		122
Dividends paid		(696)	(695)
Dividends paid out of reserves from capital contributions	[4]				(695)
Cash dividends paid to noncontrolling interest holders									(1)
Change in scope of consolidation, net		(5)							(5)
Balance at Dec. 31, 2019		43,714	43,644	SFr 102	SFr 34,661	30,634	SFr (1,484)	(20,269)	SFr 70	SFr 46,763
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		SFr 178	SFr 178			SFr 242		SFr (64)

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[4]	Paid out of capital contribution reserves.